Secured Convertible Note (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 29, 2024	Nov. 29, 2024
Secured Convertible Note [Line Items]
Aggregate principal amount		$ 40,000	$ 20,000
Interest notes accrues annual rate	8.50%
Conversion price (in Dollars per share)	$ 0.75
Third-Party [Member]
Secured Convertible Note [Line Items]
Convertible debt	$ 35,000